Accounts receivable, net (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Beginning balance	$ 1,198,351	¥ 8,487,562	¥ 2,362,455
Addition	557,893	3,951,391	8,487,562
Recovery			(2,239,384)
Deconsolidation of Fe-da and subsidiaries	(1,198,351)	(8,487,562)
Effect of exchange rates change			(123,071)
Ending balance	$ 557,893	¥ 3,951,391	¥ 8,487,562